Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.06%
Guam–1.08%
Guam (Territory of);
Series 2012 B-1, RB	5.00%	01/01/2027	$ 1,435	$ 1,465,422
Series 2012 B-1, RB	5.00%	01/01/2028	3,255	3,322,183
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2020	1,350	1,370,345
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021	1,350	1,414,908
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	3,185	3,439,768
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	2,690	2,899,282
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	4,000	4,286,160
				18,198,068
New York–88.40%
Akron Central School District; Series 2009, Ref. GO Bonds	5.00%	06/15/2021	10	10,037
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	745	881,789
Series 2018 A, RB	5.00%	12/15/2036	780	919,737
Series 2018 A, RB	5.00%	12/15/2037	820	963,853
Series 2018 A, RB	5.00%	12/15/2038	500	586,030
Series 2018 B, RB(b)	5.00%	12/15/2030	240	287,153
Series 2018 B, RB(b)	5.00%	12/15/2031	300	355,953
Series 2018 B, RB(b)	5.00%	12/15/2032	320	376,845
Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.63%	07/01/2031	1,475	1,491,785
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	714,553
Series 2018, Ref. RB	5.00%	10/01/2028	690	753,742
Series 2018, Ref. RB	5.00%	10/01/2029	730	793,123
Series 2018, Ref. RB	5.00%	10/01/2030	760	819,029
Series 2018, Ref. RB	5.00%	10/01/2031	805	861,954
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	527,795
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,052,720
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,049,860
Series 2016, Ref. RB	5.25%	11/01/2030	650	680,186
Series 2016, Ref. RB	5.25%	11/01/2031	650	677,606
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(a)	4.00%	07/15/2029	1,750	1,903,510
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.); Series 2011, RB(c)(d)	5.75%	04/01/2021	1,350	1,409,467
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	170,081
Series 2018, Ref. RB	5.00%	10/01/2027	150	171,854
Series 2018, Ref. RB	5.00%	10/01/2028	165	191,128
Series 2018, Ref. RB	5.00%	10/01/2029	175	201,465
Series 2018, Ref. RB	5.00%	10/01/2030	200	228,202
Series 2018, Ref. RB	5.00%	10/01/2031	200	226,408
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,450	1,487,221
Series 2018, RB	5.00%	06/01/2033	1,190	1,274,716
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.25%	12/31/2033	5,000	4,707,900
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	148,975
Series 2019, RB	4.00%	07/01/2037	150	171,623
Series 2019, RB	4.00%	07/01/2038	150	170,931
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	2,040	1,868,722
Build NYC Resource Corp. (Manhattan College); Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,334,518
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	$ 1,315	$ 1,310,029
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(a)	4.75%	12/15/2026	2,000	2,165,720
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2024	1,395	1,511,538
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2025	1,705	1,843,889
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2026	1,650	1,782,148
Series 2012, RB (INS - AGM)(a)	5.00%	07/01/2028	1,705	1,837,649
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(c)	5.00%	08/01/2021	600	633,246
Series 2012, RB(c)(d)	5.00%	08/01/2022	1,000	1,102,440
Series 2012, RB(c)	5.00%	08/01/2022	500	551,220
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2021	330	338,521
Series 2016 A, Ref. RB	5.00%	05/01/2022	345	363,199
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	391,550
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	414,139
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	441,604
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	462,314
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	492,820
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	513,155
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	531,856
City of Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,632,390
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,627,738
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	438,464
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	334,032
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	339,225
City of Albany Capital Resource Corp. (St. Peter’s Hospital of the City of Albany); Series 2011, RB(c)(d)	6.00%	11/15/2020	200	204,754
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB	5.00%	09/01/2025	500	527,430
City of New Rochelle Corp. for Local Development (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	3,805	3,438,617
City of New Rochelle Corp. for Local Development (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	366,308
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,212,882
Corning (City of), NY; Series 2006, GO Bonds (INS - AGC)(a)	4.00%	12/01/2020	20	20,356
Deerfield (Town of), NY; Series 2006, GO Bonds	5.50%	06/15/2020	15	15,023
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	2,500	2,509,850
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	10,066,816
East Syracuse Housing Authority (FHA Insured Mortgage Loan - Bennett Manor Section 8 Assisted); Series 2001 A, Ref. RB	6.70%	04/01/2021	40	40,174
Erie (County of), NY;
Series 2012 A, GO Bonds	5.00%	04/01/2023	600	650,778
Series 2012 A, GO Bonds	5.00%	04/01/2024	525	569,331
Series 2012 A, GO Bonds	5.00%	04/01/2025	500	541,645
Series 2012 A, GO Bonds	5.00%	04/01/2026	700	758,170
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	29,615	29,615,888
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2020	65	65,000
Series 2017, Ref. RB	5.00%	06/01/2022	145	149,960
Series 2017, Ref. RB	5.00%	06/01/2024	155	164,531
Series 2017, Ref. RB	5.00%	06/01/2026	175	186,888
Series 2017, Ref. RB	5.00%	06/01/2027	100	107,508
Series 2017, Ref. RB	5.00%	06/01/2028	100	107,022
Series 2017, Ref. RB	5.00%	06/01/2031	320	335,034
Series 2017, Ref. RB	5.00%	06/01/2035	255	261,413
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2020	$ 215	$ 215,000
Series 2017, Ref. RB	5.00%	06/01/2021	220	225,537
Series 2017, Ref. RB	5.00%	06/01/2022	235	246,130
Series 2017, Ref. RB	5.00%	06/01/2023	250	266,115
Series 2017, Ref. RB	5.00%	06/01/2024	255	274,992
Series 2017, Ref. RB	5.00%	06/01/2025	270	293,690
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	835	895,387
Series 2015 A, RB(b)	5.00%	06/01/2023	270	300,583
Series 2015 A, RB(b)	5.00%	06/01/2024	285	326,208
Series 2019, RB(b)	4.00%	06/01/2021	780	805,373
Series 2019, RB(b)	4.00%	06/01/2022	810	857,061
Series 2019, RB(b)	4.00%	06/01/2023	845	915,887
Series 2019, RB(b)	4.00%	06/01/2024	875	967,522
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2020	160	160,000
Series 2017, Ref. RB	5.00%	06/01/2021	170	174,279
Series 2017, Ref. RB	5.00%	06/01/2022	180	188,453
Series 2017, Ref. RB	5.00%	06/01/2023	185	196,981
Series 2017, Ref. RB	5.00%	06/01/2024	195	210,442
Series 2017, Ref. RB	5.00%	06/01/2025	205	222,888
Geneseo Central School District; Series 2009, GO Bonds (INS - AGC)(a)	4.00%	05/01/2022	10	10,149
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(e)	4.75%	07/01/2028	1,465	1,454,262
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	227,290
Series 2017, Ref. RB	5.00%	07/01/2030	170	191,469
Series 2017, Ref. RB	5.00%	07/01/2031	150	167,825
Series 2017, Ref. RB	5.00%	07/01/2032	275	305,036
Hudson Yards Infrastructure Corp.; Series 2012 A, RB	5.75%	02/15/2047	5,000	5,173,050
Long Island Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	10,000	10,894,000
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,887,000
Series 2012 B, RB	5.00%	09/01/2029	14,825	16,133,010
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,888,816
Series 2018, RB	5.00%	09/01/2035	11,000	13,599,850
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,122,640
Series 2002 D-1, Ref. RB	5.00%	11/01/2026	11,800	12,150,814
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	5,075	5,219,942
Series 2011 D, RB(c)(d)	5.00%	11/15/2021	5,000	5,353,300
Series 2012 C, Ref. RB(c)(d)	5.00%	11/15/2022	8,315	9,291,098
Series 2012 C, Ref. RB	5.00%	11/15/2029	7,135	7,341,986
Series 2012 C, Ref. RB	5.00%	11/15/2030	3,565	3,667,601
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,000	20,575,600
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	10,000	11,359,300
Series 2017 B-2, Ref. RB	5.00%	11/15/2034	1,875	2,178,694
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	407,736
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(c)(d)	5.00%	10/01/2021	200	212,666
Series 2017, Ref. RB	4.00%	10/01/2034	600	608,214
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	434,300
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	373,977
Series 2013 A, Ref. RB	5.00%	12/01/2028	660	714,331
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,500	1,350,735
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	615	639,219
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Unity Hospital of Rochester (The));
Series 2010, RB	5.75%	08/15/2030	$ 400	$ 412,928
Series 2010, Ref. RB	5.75%	08/15/2035	2,000	2,057,160
Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2032	2,100	2,469,159
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,742,641
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	439,157
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2036	5,850	7,231,828
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2038	5,450	6,687,422
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2039	4,775	5,844,170
Series 2019 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	04/01/2039	2,895	3,672,973
Series 2019 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	04/01/2040	3,950	5,000,423
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	250	239,380
Series 2007 A-C, RB	5.95%	11/01/2022	200	191,540
Series 2007 A-F, RB	5.95%	11/01/2022	200	191,504
Series 2007 A-G, RB	6.15%	11/01/2022	475	455,767
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2032	660	723,624
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,685	1,498,369
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	6,086,195
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(c)(d)	5.00%	07/01/2022	4,500	4,943,295
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB(f)	5.25%	06/01/2026	2,000	1,964,020
New Rochelle (City of), Industrial Development Agency (College of New Rochelle); Series 1999, Ref. RB(g)	5.25%	07/01/2027	4,326	129,794
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(b)	5.00%	10/01/2025	7,005	7,444,984
Series 2012 172, RB(b)	5.00%	10/01/2028	10,000	10,601,900
Series 2012 172, RB(b)	5.00%	10/01/2030	13,075	13,837,665
Series 2014 185, Ref. RB(b)	5.00%	09/01/2026	12,500	14,138,375
Series 2014 186, Ref. RB(b)	5.00%	10/15/2031	3,775	4,239,249
Series 2017 202, Ref. RB(b)	5.00%	04/15/2037	12,235	14,156,384
Series 2017 206, Ref. RB(b)	5.00%	11/15/2042	5,000	5,784,750
Series 2018 207, Ref. RB(b)	5.00%	09/15/2030	3,385	4,085,356
Series 2018 207, Ref. RB(b)	5.00%	09/15/2032	1,555	1,857,821
Series 2019 217, RB	4.00%	11/01/2039	3,750	4,210,762
Series 2019 218, RB(b)	5.00%	11/01/2039	9,000	10,813,860
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2022	24,420	24,553,089
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2025	46,510	46,763,014
Series 2010 8, RB	6.50%	12/01/2028	39,900	40,114,263
Series 2010 8, RB (INS - AGM)(a)	6.50%	12/01/2028	2,600	2,641,626
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,694
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,022
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,020
Series 1996 J, GO Bonds (INS - FGIC)(a)	5.50%	02/15/2026	10	10,040
Series 1997 C, GO Bonds (INS - NATL)(a)	5.50%	11/15/2037	10	10,040
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,020
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,018
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,018
Series 2010 BB, Ref. RB	5.00%	06/15/2030	10,000	10,017,500
Series 2012 I, GO Bonds	5.00%	08/01/2029	2,000	2,167,520
Series 2013 XF2155-A, Ref. GO Ctfs.(h)	5.00%	08/01/2026	22,970	25,427,790
Series 2013 XF2155-B, Ref. GO Ctfs.(h)	5.00%	08/01/2026	18,760	20,767,320
Series 2013 XF2155-C, Ref. GO Ctfs.(h)	5.00%	08/01/2027	26,090	28,852,409
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2013 XF2155-D, Ref. GO Ctfs.(h)	5.00%	08/01/2027	$ 28,685	$ 31,722,168
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	18,406,050
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,948,520
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	5,600,314
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(b)	5.63%	06/01/2022	680	663,177
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2006, RB (INS - AMBAC)(a)	5.00%	01/01/2031	30	30,001
Series 2009, RB (INS - AGC)(a)	6.13%	01/01/2029	190	190,846
Series 2009, RB (INS - AGC)(a)	6.50%	01/01/2046	4,085	4,103,546
New York (City of), NY Industrial Development Agency (TrIPs Obligated Group);
Series 2012 A, Ref. RB(b)	5.00%	07/01/2020	500	500,925
Series 2012 A, Ref. RB(b)	5.00%	07/01/2021	250	254,675
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%), (INS - NATL)(a)(i)	3.34%	03/01/2023	6,550	6,484,893
Series 2006, RB (CPI Rate + 0.86%), (INS - NATL)(a)(i)	3.35%	03/01/2024	195	192,260
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(a)(i)	3.36%	03/01/2025	200	196,338
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(a)(i)	3.37%	03/01/2026	985	962,562
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(a)(i)	3.38%	03/01/2027	1,000	972,390
Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2031	15	15,000
Series 2009, RB (INS - AGC)(a)	7.00%	03/01/2049	22,200	22,307,004
New York (City of), NY Municipal Water Finance Authority;
Series 2011 HH, RB	5.00%	06/15/2029	10,755	11,248,547
Series 2011 HH, RB	5.00%	06/15/2031	25,000	26,120,750
New York (City of), NY Transitional Finance Authority;
Series 2009 A, RB	5.00%	05/01/2036	65	65,233
Series 2011 A, RB	5.00%	11/01/2027	1,650	1,748,109
Series 2011 C, RB	4.50%	11/01/2026	100	101,537
Series 2011 C, RB	5.00%	11/01/2039	15,875	16,150,431
Series 2011 D, RB	5.25%	11/01/2027	3,215	3,227,185
Series 2012 S-1, RB	5.00%	07/15/2027	1,880	2,040,590
Series 2012 S-1, RB	5.00%	07/15/2028	9,000	9,762,840
Series 2012 S-1, RB	5.00%	07/15/2029	10,000	10,832,200
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	12,255,009
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,676,796
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	9,514,873
Series 2018 A-1, RB	5.00%	08/01/2037	1,655	2,042,601
Series 2018 A-1, RB	5.00%	08/01/2038	10,000	12,306,300
Series 2018 A-1, RB	5.00%	08/01/2040	17,600	21,562,816
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	6,124,600
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	3,015,068
Series 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	18,531,000
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,248,543
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2029	17,000	18,772,590
Series 2012 B, RB	5.00%	03/15/2028	10,000	10,753,300
Series 2012 D, RB(c)(d)	5.00%	02/15/2022	1,135	1,223,507
Series 2012 D, RB	5.00%	02/15/2028	4,660	4,994,961
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	1,500	1,444,050
Series 2018 A, RB	5.00%	03/15/2037	8,000	9,817,040
Series 2018 A, RB	5.00%	03/15/2038	3,500	4,282,600
Series 2018 A, RB	5.00%	07/01/2040	4,250	5,245,605
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	17,409,140
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,465,600
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	9,925,040
Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	12,334,500
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	6,155,200
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,325,540
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	5,112,702
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, Ref. RB(c)(d)	5.00%	07/01/2022	$ 1,255	$ 1,378,630
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, Ref. RB (INS - AGC)(a)	4.25%	07/01/2020	5	5,016
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	1,465	1,295,763
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	4,210	3,823,943
Series 2017 A-2, Ref. RB(e)	4.63%	10/01/2027	1,875	1,692,750
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, Ref. RB	5.00%	07/01/2028	500	520,095
Series 2013, RB	6.00%	07/01/2038	1,000	1,002,240
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, Ref. RB	5.00%	07/01/2022	1,110	1,181,073
Series 2012 A, Ref. RB	5.00%	07/01/2023	1,000	1,067,570
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,000	1,064,070
Series 2012 A, Ref. RB	5.00%	07/01/2025	1,000	1,060,780
Series 2012 A, Ref. RB	5.00%	07/01/2026	1,000	1,056,090
Series 2012 A, Ref. RB	5.00%	07/01/2027	1,000	1,053,610
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,156,710
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,171,610
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,155,200
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,000	4,548,280
New York (State of) Dormitory Authority (Mount Sinai Hospital); Series 2010 A, Ref. RB(c)(d)	5.00%	07/01/2020	150	150,578
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2023	6,730	6,981,365
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,150,980
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,500	1,714,845
New York (State of) Dormitory Authority (North General Hospital); Series 2003, Ref. RB	5.00%	02/15/2025	8,475	8,503,222
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	4.00%	12/01/2020	2,000	2,023,080
Series 2017, Ref. RB(e)	5.00%	12/01/2022	1,000	1,079,740
Series 2017, Ref. RB(e)	5.00%	12/01/2023	2,800	3,103,240
Series 2017, Ref. RB(e)	5.00%	12/01/2025	1,300	1,503,151
Series 2017, Ref. RB(e)	5.00%	12/01/2026	1,500	1,768,980
Series 2017, Ref. RB(e)	5.00%	12/01/2027	1,300	1,538,797
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2021	10	10,030
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,137,473
Series 2012 F, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	1,675	1,855,062
Series 2012 F, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027	400	442,604
Series 2012 F, Ref. RB (INS - AGM)(a)	5.00%	10/01/2028	200	221,056
Series 2012 H, Ref. RB	5.00%	10/01/2026	1,690	1,870,424
Series 2012 H, Ref. RB	5.00%	10/01/2027	500	553,010
Series 2012 H, Ref. RB	5.00%	10/01/2028	400	441,916
Series 2012 H, Ref. RB	5.00%	10/01/2029	500	552,395
Series 2013 A, RB (INS - AGM)(a)	5.00%	10/01/2026	2,740	3,152,699
Series 2013 A, RB (INS - AGM)(a)	5.00%	10/01/2027	2,485	2,856,607
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,913,984
Series 2013 C, RB	5.00%	10/01/2027	1,885	2,164,866
Series 2013 E, RB (INS - AGM)(a)	5.00%	10/01/2026	3,190	3,670,478
Series 2017 B, Ref. RB	5.00%	10/01/2033	1,345	1,639,905
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB(c)(d)	5.00%	07/01/2022	10	10,996
Series 2012, RB	5.00%	07/01/2030	3,565	3,761,931
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	$ 995	$ 1,093,018
Series 2012, RB(c)(d)	5.00%	07/01/2022	3,275	3,601,223
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,759,608
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,259,220
New York (State of) Dormitory Authority (United Cerebral Palsy Affiliates Pooled Loan Program No. 1); Series 2002 A, Ref. RB (INS - AMBAC)(a)	5.13%	07/01/2021	25	24,602
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, Ref. RB	5.00%	09/01/2027	1,130	1,130,904
New York (State of) Housing Finance Agency;
Series 2018 H, RB	2.75%	11/01/2022	4,000	4,007,880
Series 2019, RB	1.63%	05/01/2023	1,500	1,511,220
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(b)	5.00%	02/15/2026	280	280,756
New York (State of) Housing Finance Agency (Golden Age Apartments); Series 2006 A, RB (LOC - Bank Of Ny Mellon)(b)(j)	5.00%	02/15/2037	500	500,945
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(b)	5.60%	08/15/2033	1,350	1,353,321
Series 2001 K, RB(b)	5.60%	02/15/2026	825	827,508
Series 2002 C, RB(b)	5.30%	08/15/2022	125	125,400
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(b)(j)	5.10%	11/15/2023	940	942,914
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	9,985	10,274,665
New York (State of) Thruway Authority;
Series 2012 I, RB(c)(d)	5.00%	01/01/2022	45,500	48,982,570
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,843,618
New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(a)(i)	3.33%	03/01/2022	8,655	8,602,983
New York City (City of), NY Transitional Finance Authority; Series 2016 E-1, RB	5.00%	02/01/2037	3,905	4,624,223
New York City Health & Hospital Corp.; Series 2010 A, RB	5.00%	02/15/2030	37,400	37,490,882
New York City Health & Hospitals Corp.; Series 2008 A, Ref. RB	5.50%	02/15/2021	100	100,402
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,109
Series 2010 D-1-A, RB	4.75%	11/01/2030	3,875	3,894,104
Series 2010 F, RB	4.75%	11/01/2030	1,050	1,055,176
Series 2013 L-2-A, Ref. RB	3.60%	11/01/2033	3,000	3,111,240
Series 2016, Ref. RB	2.00%	11/01/2020	7,125	7,128,277
Series 2017 C-2, RB	1.70%	07/01/2021	20,000	20,027,200
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(b)	5.35%	06/01/2025	2,040	2,088,634
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,995	2,995,000
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,294,769
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	60	60,182
Series 2001, RB	5.75%	06/01/2043	135	135,073
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	690	690,897
New York Counties Tobacco Trust IV; Series 2005 A, Ref. RB	4.75%	06/01/2026	2,860	2,860,486
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	30	30,000
Series 2016 A, Ref. RB	5.63%	06/01/2035	500	523,010
Series 2016 A, Ref. RB	6.75%	06/01/2035	8,040	8,376,233
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	893,736
Series 2016 A, Ref. RB	6.00%	06/01/2043	9,435	9,910,901
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	5,000	5,236,850
New York State Environmental Facilities Corp.; Series 2004, RB	4.50%	06/15/2024	100	100,319
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 1998 F, RB(c)	4.88%	06/15/2020	10	10,017
Series 2004 C, Ref. RB	4.50%	06/15/2030	15	15,039
Series 2017 E, RB	5.00%	06/15/2042	12,375	15,005,925
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,449,839
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp.; Series 2016 A, RB(b)	5.00%	07/01/2034	$ 4,250	$ 4,512,310
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB(b)	5.00%	01/01/2034	3,370	3,391,096
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2030	1,000	1,074,420
Series 2016 A, RB(b)	4.00%	07/01/2033	4,000	4,052,000
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC);
Series 1999 A, RB(b)	5.65%	08/01/2020	65	65,282
Series 1999 A, RB(b)	5.75%	02/01/2032	2,535	2,546,078
Niagara Area Development Corp. (Niagara University); Series 2012 A, Ref. RB(c)(d)	5.00%	05/01/2022	320	345,792
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	05/15/2028	750	924,735
Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	05/15/2029	850	1,046,919
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(b)	5.00%	04/01/2031	700	862,015
Series 2019, Ref. RB(b)	5.00%	04/01/2033	725	878,301
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,635	2,636,107
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(a)	5.75%	08/01/2022	385	386,167
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2034	1,000	1,135,690
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2035	1,000	1,129,160
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2036	1,250	1,405,400
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2037	1,000	1,120,310
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	979,399
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	343,277
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	434,312
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	560,765
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	581,937
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	610,515
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2028	600	708,480
Series 2017, Ref. RB	5.00%	05/01/2029	450	529,043
Series 2017, Ref. RB	5.00%	05/01/2030	835	975,714
Series 2017, Ref. RB	5.00%	05/01/2032	600	692,658
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	2,250	2,859,030
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	7,433,887
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	121,839
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, Ref. RB	5.00%	07/01/2022	465	495,662
Series 2012, Ref. RB	5.00%	07/01/2023	490	521,238
Series 2012, Ref. RB	5.00%	07/01/2024	515	546,585
Series 2012, Ref. RB	5.00%	07/01/2025	540	571,228
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB	5.50%	12/01/2031	1,000	1,078,000
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(a)	5.38%	12/01/2021	825	828,234
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2020	485	485,989
Series 2012 A, Ref. RB	5.00%	07/01/2021	505	518,696
Series 2012 A, Ref. RB	5.00%	07/01/2022	530	543,303
Series 2012 B, Ref. RB	5.00%	07/01/2020	730	731,489
Series 2012 B, Ref. RB	5.00%	07/01/2021	765	785,747
Series 2012 B, Ref. RB	5.00%	07/01/2022	805	831,726
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	650	652,080
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	701,442
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	659,195
Pleasantville Union Free School District; Series 2011, Ref. GO Bonds	5.00%	11/01/2024	500	509,985
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	$ 600	$ 630,810
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(b)	5.90%	08/01/2020	80	80,323
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	240	244,111
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	317,078
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(b)(j)	5.38%	12/01/2025	1,200	1,203,636
Rochester (City of), NY;
Series 2008 B, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2020	15	15,046
Series 2008 B, Ref. GO Bonds (INS - AGM)(a)	4.25%	10/01/2024	30	30,099
Series 2008 B, Ref. GO Bonds (INS - AGM)(a)	4.25%	10/01/2025	10	10,033
Rockland (County of), NY;
Series 2012 B, GO Bonds	5.00%	12/15/2020	575	590,065
Series 2012 B, GO Bonds	5.00%	12/15/2022	600	667,050
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	95	95,780
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	226,401
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2021	310	311,132
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2022	325	326,160
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	336,162
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,190
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	366,241
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2021	385	386,405
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2022	405	406,272
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University); Series 2012 A, RB	5.25%	09/01/2033	1,050	1,085,500
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, Ref. RB	5.00%	07/01/2024	300	327,948
Series 2012, Ref. RB	5.00%	07/01/2025	920	1,003,104
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	358,641
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	930,249
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	530,699
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2021	375	388,129
Series 2016, GO Bonds	5.00%	03/15/2022	395	410,014
Series 2016, GO Bonds	5.00%	03/15/2023	310	321,706
Series 2016, GO Bonds	5.00%	03/15/2026	475	492,860
Suffolk (County of), NY; Series 2020 A, GO Notes	5.00%	11/13/2020	10,000	10,103,800
Suffolk (County of), NY Industrial Development Agency;
Series 1996, Ref. RB(g)(k)	6.70%	12/01/2020	2,330	23
Series 2007 A-C, RB	5.95%	11/01/2022	200	192,222
Series 2007 A-D, RB	5.95%	11/01/2022	290	285,180
Series 2007 A-F, RB	5.95%	11/01/2022	295	289,324
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Developmental Disabilities Institute, Inc. Civic Facility); Series 2005 A-B, RB	6.00%	10/01/2020	105	104,503
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./East End Disability Associates, Inc. Civic Facility); Series 2005 A-C, RB	6.00%	10/01/2020	105	104,388
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Life’s W.O.R.C., Inc. Civic Facility); Series 2005 A-G, RB	6.00%	10/01/2020	100	99,895
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Suffolk Hostels, Inc. Civic Facility); Series 2005 A-F, RB	6.00%	10/01/2020	85	84,557
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(b)	5.50%	01/01/2023	720	725,839
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	400	370,776
Suffolk Tobacco Asset Securitization Corp.; Series 2012 B, RB	5.00%	06/01/2021	1,145	1,166,205
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	$ 15,085	$ 13,595,960
Series 2016 B-1, RB(e)	4.85%	11/01/2031	2,165	1,951,293
Series 2016 C-1, RB(e)	4.85%	11/01/2031	2,115	1,906,228
Series 2016 D-1, RB(e)	4.85%	11/01/2031	1,395	1,257,300
Series 2016 E-1, RB(e)	4.85%	11/01/2031	5,110	4,605,592
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(b)	5.00%	01/01/2028	2,205	2,073,428
Series 2016 A, Ref. RB(b)	5.00%	01/01/2030	6,000	5,526,900
Series 2016 A, Ref. RB(b)	5.00%	01/01/2031	8,825	7,986,272
Series 2016 A, Ref. RB(b)	5.00%	01/01/2033	3,800	3,365,850
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(e)	6.25%	12/01/2022	650	647,374
Series 2019, Ref. RB(e)	6.15%	12/01/2029	2,470	2,664,265
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	13,296,781
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	13,533,214
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	6,137,750
Troy (City of), NY Industrial Development Authority (Rensselaer Polytechnic Institute); Series 2002 E, RB	5.00%	09/01/2031	1,000	1,032,430
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	2,950,338
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,811,800
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,780,650
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,744,350
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,714,250
Tuckahoe Union Free School District; Series 2008, GO Bonds (INS - AGC)(a)	4.25%	09/01/2026	20	20,061
Valley Health Development Corp. (Valley Health Services); Series 2000 A, Ref. RB (CEP - GNMA)	6.75%	05/20/2022	35	35,164
Westhampton Beach Union Free School District;
Series 2007, GO Bonds	4.60%	03/01/2026	75	75,218
Series 2007, GO Bonds	4.63%	03/01/2027	10	10,029
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB	6.65%	02/01/2025	45	49,247
Yonkers (City of), NY; Series 2011 A, GO Bonds (AGM)(c)(d)	5.00%	10/01/2021	3,000	3,194,160
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(b)	5.00%	04/01/2025	1,455	1,459,729
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	195,104
				1,490,722,355
Puerto Rico–12.74%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	25,615	25,748,198
Series 2002, RB	5.50%	05/15/2039	38,385	38,584,602
Massachusetts (State of); Series 2006 A, GO CPI-Linked Bonds (INS - FGIC)(a)(i)(l)	2.66%	07/01/2021	400	317,000
Puerto Rico (Commonwealth of);
Series 1998, GO Bonds(g)	5.00%	07/01/2028	25	15,406
Series 2004 A, GO Bonds (INS - AGC)(a)	5.25%	07/01/2020	500	500,840
Series 2006 A, GO Bonds (CPI Rate + 1.02%) (INS - AGC)(a)	3.48%	07/01/2020	6,155	6,155,369
Series 2006 A, GO Bonds(g)	5.25%	07/01/2022	2,715	1,696,875
Series 2007 A, GO Bonds(g)	5.00%	07/01/2024	165	102,919
Series 2007 A, GO Bonds(g)	5.25%	07/01/2029	15	9,375
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.50%	07/01/2020	440	440,462
Series 2008 A, Ref. GO Bonds(g)	5.50%	07/01/2023	13,100	8,203,875
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030	1,400	822,500
Series 2012 A, Ref. GO Bonds(g)	5.50%	07/01/2026	240	138,900
Puerto Rico (Commonwealth of) Commonwealth Aqueduct & Sewer Authority; Series 2012 A, RB	5.25%	07/01/2024	11,250	11,629,687
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - FGIC)(a)(l)	5.00%	07/01/2023	150	112,500
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	$ 500	$ 503,650
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2021	285	286,200
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2022	50	50,211
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	280	282,044
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	100	100,421
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2023	830	834,772
Series 2008 WW-RSA-1, RB(g)	5.25%	07/01/2025	5,000	3,100,000
Series 2010 DDD, Ref. RB(g)	5.00%	07/01/2022	100	61,750
Series 2016 E-1, RB(g)	10.00%	01/01/2021	1,501	1,054,623
Series 2016 E-2, RB(g)	10.00%	07/01/2021	1,501	1,054,623
Series 2016 E-2, RB(g)	10.00%	01/01/2022	501	351,541
Series 2016 E-4, RB(g)	10.00%	07/01/2022	500	351,541
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	835	840,394
Series 2003, RB(g)	5.75%	07/01/2020	230	34,500
Series 2003, RB (INS - FGIC)(a)(l)	5.75%	07/01/2021	5,060	3,795,000
Series 2003, RB(g)	5.75%	07/01/2022	7,995	1,199,250
Series 2003, RB(g)	5.00%	07/01/2023	135	20,250
Series 2003, RB(g)	5.00%	07/03/2028	90	13,500
Series 2004 I, RB (INS - FGIC)(a)(l)	5.00%	07/01/2023	100	75,000
Series 2004 I, RB (INS - FGIC)(a)(l)	5.00%	07/01/2025	160	120,000
Series 2005 K, RB(g)	5.00%	07/01/2021	4,355	2,014,187
Series 2005 K, RB(g)	5.00%	07/01/2024	7,760	3,589,000
Series 2005 K, RB(g)	5.00%	07/01/2025	14,545	6,727,062
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(g)	5.00%	07/01/2022	90	13,500
Series 1998, RB(g)	5.00%	07/01/2028	425	63,750
Series 1998, RB (INS - NATL)(a)	5.00%	07/01/2028	50	49,998
Puerto Rico (Commonwealth of) Housing Finance Authority (Capital Fund Modernization Program); Series 2003, RB	5.00%	12/01/2020	85	85,665
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	20,400	21,114,000
Series 2012, Ref. RB	5.00%	04/01/2021	650	658,034
Series 2012, Ref. RB	5.00%	10/01/2021	865	883,019
Series 2012, Ref. RB	5.00%	04/01/2022	650	651,443
Series 2012, Ref. RB	5.00%	10/01/2022	415	413,278
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	1,235	1,019,468
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(g)	6.25%	10/01/2024	885	179,212
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2021	70	70,465
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	20	20,059
Series 2002 A, RB (INS - AGM)(a)	5.00%	08/01/2027	500	503,230
Series 2005 A, RB	5.25%	08/01/2024	10,000	8,700,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2004 I, RB(g)	5.25%	07/02/2029	10,000	7,275,000
Series 2007 M, Ref. RB(d)(g)	10.00%	07/01/2034	1,400	1,100,750
Series 2007 M-2, Ref. RB (INS - AMBAC)	10.00%	07/01/2035	1,250	1,337,512
Series 2009 P, Ref. RB(g)	6.25%	07/01/2026	50	37,500
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(g)	5.13%	07/01/2024	275	198,687
Series 2007 M, Ref. RB(g)	6.25%	07/01/2023	1,270	957,262
Series 2007 N, Ref. RB(g)	5.50%	07/01/2025	30	22,088
Puerto Rico Public Finance Corp.; Series 2011 A, RB(g)	6.50%	08/01/2028	105,030	1,732,995
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(m)	0.00%	07/01/2024	$ 246	$ 216,655
Series 2018 A-1, RB(m)	0.00%	07/01/2027	5,930	4,683,810
Series 2018 A-1, RB(m)	0.00%	07/01/2029	6,759	4,897,504
Series 2018 A-1, RB(m)	0.00%	07/01/2031	19,081	12,559,687
Series 2018 A-1, RB(m)	0.00%	07/01/2033	665	399,293
Series 2018 A-1, RB	4.50%	07/01/2034	487	492,596
Series 2018 A-1, RB	4.55%	07/01/2040	246	243,850
Series 2018 A-1, RB(m)	0.00%	07/01/2046	1	260
Series 2018 A-1, RB(m)	0.00%	07/01/2051	1	190
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,764,716
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,080,761
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,410,100
Series 2019 A-2, RB	4.54%	07/01/2053	75	70,549
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	975,517
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,383,125
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,298,850
Series 2006 Q, RB	5.00%	06/01/2030	300	294,000
				214,796,405
Virgin Islands–0.84%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031	620	620,868
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	660	577,559
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	3,380	3,433,235
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	850	863,362
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	3,760	3,818,919
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	1,715	1,741,840
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,672,290
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, Ref. RB (INS - NATL)(a)	5.00%	10/01/2027	50	50,783
Series 2006, Ref. RB (INS - NATL)(a)	5.00%	10/01/2028	280	284,382
Series 2012, Ref. RB (INS - AGM)(a)	4.00%	10/01/2022	230	240,617
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 C, Ref. RB	5.00%	10/01/2022	20	19,284
Series 2010 A, RB	5.00%	10/01/2020	585	583,619
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2003, RB (INS - AMBAC)(a)	4.50%	07/01/2020	100	100,221
Series 2003, RB (INS - AMBAC)(a)	4.50%	07/01/2028	125	125,199
				14,132,178
Total Municipal Obligations (Cost $1,838,098,307)					1,737,849,006
			Shares
Common Stocks & Other Equity Interests–0.31%
New York–0.31%
CMS Liquidating Trust (Cost $6,838,400)(k)(n)			2,137	5,310,445
TOTAL INVESTMENTS IN SECURITIES(o)–103.37% (Cost $1,844,936,707)					1,743,159,451
FLOATING RATE NOTE OBLIGATIONS–(2.86)%
Notes with interest and fee rates ranging from 0.66% to 0.66% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 09/15/2029(p)				(48,305,000)
OTHER ASSETS LESS LIABILITIES–(0.51)%					(8,556,411)
NET ASSETS –100.00%					$1,686,298,040
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHA	– Federal Housing Adminstration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $60,968,213, which represented 3.62% of the Fund’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $42,272,238, which represented 2.51% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Zero coupon bond issued at a discount.
(n)	Non-income producing security.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $106,769,687 are held by TOB Trusts and serve as collateral for the $48,305,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,737,848,983	$23	$1,737,849,006
Common Stocks & Other Equity Interests	—	—	5,310,445	5,310,445
Total Investments in Securities	—	1,737,848,983	5,310,468	1,743,159,451
Other Investments - Assets
Investments Matured	—	3,047,566	0	3,047,566
Total Investments	$—	$1,740,896,549	$5,310,468	$1,746,207,017
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund to Invesco Rochester® Limited Term New York Municipal Fund.
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund